Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Long Pure Quantum ETF (QTUP)

(the “Fund”)

listed on Cboe BZX Exchange, Inc.

June 22, 2026

Supplement to the

Summary Prospectus dated June 8, 2026, and

Prospectus and Statement of Additional Information (“SAI”),

each dated January 5, 2026,

as previously supplemented

Effective June 24, 2026, the Fund’s name is changed in accordance with the following chart. Accordingly, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are hereby amended and restated to reflect the Fund’s new name.

Current Name	New Name
Defiance Long Pure Quantum ETF	Defiance Pure Quantum ETF

Please retain this Supplement for future reference.